Adoption of ASU 2018-12 (Summary of Changes in Reinsurance Recoverables) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Reinsurance recoverables	$ 21,264	$ 23,866
Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables	(2,646)	1,111
Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				$ 20,713
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables			$ 3,163
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				460
Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				5
UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				919
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				162
Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				17,821
Retained Earnings [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables			$ 607	607
Retained Earnings [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables				(3)
Retained Earnings [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables				610
As Previously Reported [Member]
Reinsurance recoverables	23,910	22,755
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables	$ 23,910	$ 22,755		17,550
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				372
As Previously Reported [Member] | Annuities Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				5
As Previously Reported [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				922
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				148
As Previously Reported [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				14,757
Single A Discount Rate Measurement in AOCI [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				2,556
Single A Discount Rate Measurement in AOCI [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				88
Single A Discount Rate Measurement in AOCI [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				14
Single A Discount Rate Measurement in AOCI [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				2,454
Protective [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				13,200
Protective [Member] | As Previously Reported [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				12,000
Swiss Re [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				3,200
Swiss Re [Member] | As Previously Reported [Member] | Other Operations [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				1,700
Other [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				1,346
Other [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables				$ 1,346